Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Able View Global Inc.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001957489
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41785
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Floor 16
Entity Address, Address Line Two	Dushi Headquarters Building
Entity Address, Address Line Three	No. 168, Middle Xizang Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200001
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5393
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York
Business Contact
Document Information Line Items
Contact Personnel Name	Jing Tang
Entity Address, Address Line One	Floor 16
Entity Address, Address Line Two	Dushi Headquarters Building
Entity Address, Address Line Three	No. 168, Middle Xizang Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200001
Entity Address, Country	CN
Contact Personnel Email Address	dennis.tang@ableview.hk
City Area Code	+86
Local Phone Number	185 0177 0425
Class B Ordinary Shares, $0.0001 par value per share
Document Information Line Items
Trading Symbol	ABLV
Title of 12(b) Security	Class B Ordinary Shares, $0.0001 par value per share
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Class B Ordinary Share at an exercise price of $11.50 per share
Document Information Line Items
Trading Symbol	ABLVW
Title of 12(b) Security	Warrants, each exercisable for one Class B Ordinary Share at an exercise price of $11.50 per share
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	24,871,433
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	17,247,383